Note 6 - Convertible Notes Payable 2	9 Months Ended
Sep. 30, 2024
Notes to Financial Statements
Debt Disclosure [Text Block]

6. Convertible Notes Payable

To facilitate the ongoing operations of the Company, the Company entered into the following Convertible Notes during the periods ended September 30, 2024:

	Issuance Date	Original Issuance Amount	Maturity Date	Interest Rate	Fair Value as of September 30, 2024
Note 1	6/4/2024	$5,000,000	6/6/2027	SOFR + 2%	$5,348,754
Note 2	6/26/2024	2,500,000	6/6/2027	SOFR + 2%	2,662,842
Note 3	6/26/2024	2,500,000	6/6/2027	SOFR + 2%	2,662,842
Note 4	7/17/2024	50,000	6/6/2027	SOFR + 2%	53,037
Note 5	7/17/2024	50,000	6/6/2027	SOFR + 2%	53,036
Note 6	7/19/2024	20,000	6/6/2027	SOFR + 2%	159,047
Note 7	7/19/2024	143,000	6/6/2027	SOFR + 2%	151,624
Note 8	7/19/2024	100,000	6/6/2027	SOFR + 2%	106,031
Note 9	7/19/2024	70,000	6/6/2027	SOFR + 2%	74,222
Note 10	7/19/2024	150,000	6/6/2027	SOFR + 2%	21,206
Note 11	7/22/2024	700,000	6/6/2027	SOFR + 2%	741,776
Note 12	7/22/2024	500,000	6/6/2027	SOFR + 2%	529,840
Note 13	7/22/2024	150,000	6/6/2027	SOFR + 2%	158,952
Note 14	8/20/2024	500,000	6/6/2027	SOFR + 2%	526,791
		$12,433,000			$13,250,000

Total interest expense incurred on the Convertible Notes during the nine months ended September 30, 2024 totaled $249,000. As of and for the three and nine months ended September 30, 2024, the interest rate for the Convertible Notes was 6.80%.

Upon a Qualified Financing, defined as either the earlier to occur of a) issuance of shares of preferred stock resulting in aggregate gross proceeds of at least $20,000,000 or b) an initial public offering, in each case on or before the maturity date, the principal and accrued interest on the Convertible Notes shall automatically convert into shares of the Company. In the case of the Qualified Financing being an issuance of preferred stock resulting in aggregate gross proceeds of at least $20,000,000, the Convertible Notes shall convert into shares of preferred stock having identical rights, privileges, preferences and restrictions as those issued to the investors in the Qualified Financing. In the case of the Qualified Financing being an initial public offering, the Convertible Notes shall convert into shares of common stock.

The Qualified Financing Conversion Price is equal to the lesser of (a) 80% of the price paid per share by the investors in the Qualified Financing or (b) the price per share as calculated by dividing $126,188,357 by the number of shares of common stock outstanding on an as-converted basis immediately prior to the Qualified Financing. If the Company consummates a reverse merger within 12 months of the issuance date, then the Qualified Financing Conversion Price shall be equal to the lowest cash price per share paid by the purchasers of the equity securities in connection with the private investment in public entity (the “PIPE”) or other related financing transaction consummated concurrently with the reverse merger.

Upon a Non-Qualified Financing, defined as any issuance of preferred stock to investors on or before the maturity date with the purpose of raising capital that does not meet the definition of a Qualified Financing, the holders of the Convertible Notes have the option to convert into shares of preferred stock having identical rights, privileges, preferences and restrictions as those issued to the investors in the Non-Qualified Financing.

The Non-Qualified Financing Conversion Price is equal to the lesser of (a) 80% of the price paid per share by the investors in the Non-Qualified Financing or (b) the price per share as calculated by dividing $126,188,357 by the number of shares of common stock outstanding on an as-converted basis immediately prior to the Non-Qualified Financing.

Upon a Corporate Transaction, as defined as a) the closing of the sale, transfer, or other disposition of all or substantially all of the Company’s assets, b) the consummation of a merger with or into another entity (except for a reverse merger), or c) a liquidation or dissolution of the company, the holders will receive the greater of 1) 1.5 times the outstanding principal and accrued interest, 2) the amount the holders would have been entitled to receive had the outstanding principal and accrued interest been converted into shares of common stock at a price per share as calculated by dividing $126,188,357 by the number of shares outstanding on an as-converted basis immediately prior to the Corporate Transaction or 3) the amount the holders would have been entitled to receive had the outstanding principal and accrued interest been converted into shares of common stock immediately prior to the Corporate Transaction, at a price per share equal to 80% of the cash price per share paid or valued by the counterparty to the Company in a Corporate Transaction.

If the shares are neither repaid nor converted in connection with a Qualified Financing, Non-Qualified Financing, or Corporate Transaction, the outstanding principal and accrued interest of the Convertible Notes shall be due and payable within 30 days of the earlier of a) the date the Company receives approval of a new drug Application (NDA) by the United States Food and Drug Administration of QTORIN rapamycin b) September 6, 2027 or c) an event of default.